COMMITMENTS AND CONTINGENCIES - Others (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Aug. 21, 2021
COMMITMENTS AND CONTINGENCIES
Percentage of increase in key rates	20.00%
Penalty paid imposed by FAS Russia		₽ 189